Segments - Summary of Reconciliation Between Underlying and IFRS Income, Expenses and Net Result (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Net result IFRS attributable to equity holder of the parent [line items]
Income	[1]	€ 8,883	€ 9,534
Taxation	[1]	995	1,226
Non- Controlling interests	[1]	734		€ 715
Continuing operations [member]
Net result IFRS attributable to equity holder of the parent [line items]
Income		8,883	9,534
Expenses		5,232	5,284
Taxation		995	1,226
Non- Controlling interests		51	44
Net result		2,605	2,980
Insurance other [member]
Net result IFRS attributable to equity holder of the parent [line items]
Income		18	(64)
Net result		19	(64)
Adjustment of EU IAS 39 Carve out [member]
Net result IFRS attributable to equity holder of the parent [line items]
Income		(75)	670
Taxation		(26)	204
Net result		(50)	466
Underlying [member]
Net result IFRS attributable to equity holder of the parent [line items]
Income		8,940	8,928
Expenses		5,232	5,284
Taxation		1,021	1,022
Non- Controlling interests		51	44
Net result		€ 2,636	€ 2,578

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.